GOODWILL AND OTHER INTANGIBLE ASSETS - AS RESTATED	9 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
NOTE 5 – GOODWILL AND OTHER INTANGIBLE ASSETS – AS RESTATED

At September 30, 2011 the gross carrying amount and accumulated amortization of intangible assets subject to amortization are as follows:

	Gross Assets	Accumulated Amortization	Net
Customer relationships	$24,813	$(9,312)	$15,501
Customer backlog	1,676	(186)	1,490
Developed technology	2,000	(2,000)	-
Content and databases	1,316	(132)	1,184
Trademark	9	(5)	4
Trade names	529	(53)	476
Total	$30,343	$(11,688)	$18,655

At December 31, 2010 the gross carrying amount and accumulated amortization of intangible assets subject to amortization are as follows:

	Gross Assets	Accumulated Amortization	Net
Customer relationships	$16,000	$(6,978)	$9,022
Customer backlog	-	-	-
Developed technology	2,000	(2,000)	-
Content and databases	-	-	-
Trademark	-	-	-
Trade names	-	-	-
Total	$18,000	$(8,978)	$9,022

Amortization expenses from continuing operations for the three months ended September 30, 2011 and 2010 amounted to approximately $1,210 and $691, respectively, and for the nine months ended September 30, 2011 and 2010 amounted to approximately $2,540 and $2,062, respectively.

The estimated fair value of our goodwill could change if the Company is unable to achieve operating results at the levels that have been forecasted, the market valuation of our business decreases based on transactions involving similar companies, or there is a permanent, negative change in the market demand for the services offered by the Company. These changes could result in an impairment of the existing goodwill balance that could require a material non-cash charge to our results of operations.

The changes in the carrying amount of goodwill for the nine months ended September 30, 2011 were as follows:
Total
Balance, December 31, 2010	$3,765
Acquisitions	26,302
Foreign currency translation	(607)
Balance, September 30, 2011	$29,460

The estimated future amortization expense of the definite-lived intangible assets as of September 30, 2011 are:

2012	$4,404
2013	4,006
2014	3,678
2015	3,400
2016	2,925
Thereafter	242
Total	$18,655